Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 19, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award.
Although we do not have a formal policy with respect to the timing of our equity award grants, for the last several years, the Compensation Committee has granted annual equity awards in February after our Annual Report on Form 10-K has been filed with the SEC and has granted any equity awards for new hires on their hire date and for special retention needs on a predetermined quarterly schedule.
In 2025, we granted our annual equity awards on February 19, 2025, which was three business days after the filing of our Annual Report on Form 10-K, in accordance with our standard practice. We also filed a Current Report on Form 8-K that disclosed material nonpublic information one business day following such grant. As described above under “2025 Compensation Decisions–Long-Term Equity Incentive Awards,” our annual equity awards in 2025 were made up of a combination of stock options, RSUs and performance units, with stock options weighted at one-third of the annual award value. The following table contains the information required by Item 402(x) of Regulation S-K about the stock options granted to our NEOs in 2025.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in
the closing market price
of the securities
underlying the award
between the trading day
ending immediately
prior to the disclosure
of material nonpublic
information and the
trading day beginning
immediately following
disclosure of material
nonpublic information

David S. Graziosi	2/19/2025	53,761	$103.78	$1,925,719	-3.0%
G. Frederick Bohley	2/19/2025	14,322	$103.78	$513,014	-3.0%
John M. Coll	2/19/2025	6,342	$103.78	$227,170	-3.0%
Eric C. Scroggins	2/19/2025	3,746	$103.78	$134,182	-3.0%

Award Timing Method
Although we do not have a formal policy with respect to the timing of our equity award grants, for the last several years, the Compensation Committee has granted annual equity awards in February after our Annual Report on Form 10-K has been filed with the SEC and has granted any equity awards for new hires on their hire date and for special retention needs on a predetermined quarterly schedule.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation Committee uses its business judgment to determine the amount of an equity award and would consider any material nonpublic information that is known to the Compensation Committee before granting an equity award.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The following table contains the information required by Item 402(x) of Regulation S-K about the stock options granted to our NEOs in 2025.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in
the closing market price
of the securities
underlying the award
between the trading day
ending immediately
prior to the disclosure
of material nonpublic
information and the
trading day beginning
immediately following
disclosure of material
nonpublic information

David S. Graziosi	2/19/2025	53,761	$103.78	$1,925,719	-3.0%
G. Frederick Bohley	2/19/2025	14,322	$103.78	$513,014	-3.0%
John M. Coll	2/19/2025	6,342	$103.78	$227,170	-3.0%
Eric C. Scroggins	2/19/2025	3,746	$103.78	$134,182	-3.0%

David S. Graziosi [Member]
Awards Close in Time to MNPI Disclosures
Name		David S. Graziosi
Underlying Securities | shares		53,761
Exercise Price | $ / shares		$ 103.78
Fair Value as of Grant Date | $		$ 1,925,719
Underlying Security Market Price Change		(0.03)
G. Frederick Bohley [Member]
Awards Close in Time to MNPI Disclosures
Name		G. Frederick Bohley
Underlying Securities | shares		14,322
Exercise Price | $ / shares		$ 103.78
Fair Value as of Grant Date | $		$ 513,014
Underlying Security Market Price Change		(0.03)
John M. Coll [Member]
Awards Close in Time to MNPI Disclosures
Name		John M. Coll
Underlying Securities | shares		6,342
Exercise Price | $ / shares		$ 103.78
Fair Value as of Grant Date | $		$ 227,170
Underlying Security Market Price Change		(0.03)
Eric C. Scroggins [Member]
Awards Close in Time to MNPI Disclosures
Name		Eric C. Scroggins
Underlying Securities | shares		3,746
Exercise Price | $ / shares		$ 103.78
Fair Value as of Grant Date | $		$ 134,182
Underlying Security Market Price Change		(0.03)